Schedule of Information by segments (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Segment Reporting Information [Line Items]
Revenue	$ 2,761,912	$ 3,773,324	$ 4,686,925	$ 6,510,169
Cost of revenues	(1,106,666)	(1,511,927)	(2,244,486)	(2,910,873)
Gross profit	1,655,246	2,261,397	2,442,439	3,599,296
Operating expenses:
General and administrative expenses	(4,892,203)	(6,683,728)	(4,987,498)	(4,572,654)
Total operating expenses	(4,892,203)	(6,683,728)	(9,991,300)	(4,572,654)
Loss from operations	(3,236,957)	(4,422,331)	(7,548,861)	(973,358)
Other income, net:
Other income	129,220	176,540	265,208	441,341
Interest expense	(25,506)	(34,846)	(183,046)	(130,868)
Other expense		(20,870)	(81,088)	(5,946)
Total other income	88,438	120,824	1,074	304,527
Loss before tax expense	(3,148,519)	(4,301,507)	(7,547,787)	(668,831)
Income tax expense	269,757	368,542	(23,086)	(118,681)
Net loss	(2,878,762)	(3,932,965)	(7,570,873)	(787,512)
IPO related expenses			(5,003,802)
Robots [Member]
Segment Reporting Information [Line Items]
Revenue		1,535,783	3,633,740	5,228,965
Cost of revenues		(768,545)	(1,985,601)	(2,453,734)
Gross profit		767,238	1,648,139	2,775,231
Operating expenses:
General and administrative expenses		(869,078)	(91,391)	(635,522)
Total operating expenses		(869,078)	(91,391)	(635,522)
Loss from operations		(101,840)	1,556,748	2,139,709
Other income, net:
Other income		22,500	94,514	58,664
Interest expense		(662)	(14,070)	(32,336)
Other expense		(7,218)
Total other income		14,620	80,444	26,328
Loss before tax expense		(87,220)	1,637,192	2,166,037
Income tax expense		345,455		(118,681)
Net loss		258,235	1,637,192	2,047,356
IPO related expenses
Software Services Rendered [Member]
Segment Reporting Information [Line Items]
Revenue		2,237,541	1,053,185	1,238,435
Cost of revenues		(743,382)	(258,885)	(455,891)
Gross profit		1,494,159	794,300	782,544
Operating expenses:
General and administrative expenses		(4,360,352)	(4,369,709)	(3,884,373)
Total operating expenses		(4,360,352)	(4,369,709)	(3,884,373)
Loss from operations		(2,866,193)	(3,575,409)	(3,101,829)
Other income, net:
Other income		153,109	163,606	232,677
Interest expense		(33,573)	(168,976)	(98,532)
Other expense		(13,621)	(18,678)	(5,946)
Total other income		105,915	(24,048)	128,199
Loss before tax expense		(2,760,278)	(3,599,457)	(2,973,630)
Income tax expense		11,025	(11,024)
Net loss		(2,749,253)	(3,610,481)	(2,973,630)
IPO related expenses
Others [Member]
Segment Reporting Information [Line Items]
Revenue				42,769
Cost of revenues				(1,248)
Gross profit				41,521
Operating expenses:
General and administrative expenses		(1,454,298)	(526,398)	(52,759)
Total operating expenses		(1,454,298)	(5,530,200)	(52,759)
Loss from operations		(1,454,298)	(5,530,200)	(11,238)
Other income, net:
Other income		931	7,088	150,000
Interest expense		(611)
Other expense		(31)	(62,410)
Total other income		289	(55,322)	150,000
Loss before tax expense		(1,454,009)	(5,585,522)	138,762
Income tax expense		12,062	(12,062)
Net loss		$ (1,441,947)	(5,597,584)	$ 138,762
IPO related expenses			$ (5,003,802)